Cover	Dec. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2021
Entity File Number	333-212055
Entity Registrant Name	PURE HARVEST CORPORATE GROUP, INC.
Entity Central Index Key	0001351573
Entity Tax Identification Number	71-0942431
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	7400 E. Crestline Circle
Entity Address, Address Line Two	#130
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	800
Local Phone Number	560-5148
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true